UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08382

DWS Strategic Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Strategic Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 106.0%
Consumer Discretionary 18.9%
AMC Entertainment, Inc., 8.75%, 6/1/2019		200,000	219,000
AMC Networks, Inc., 7.75%, 7/15/2021		35,000	39,638
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	57,063
8.375%, 11/15/2020		80,000	88,400
AutoNation, Inc., 6.75%, 4/15/2018		100,000	112,250
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		95,000	102,600
9.625%, 3/15/2018		45,000	49,950
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		25,000	24,688
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	163,137
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		185,000	196,100
Cablevision Systems Corp.:
7.75%, 4/15/2018		475,000	514,187
8.0%, 4/15/2020		25,000	27,688
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		155,000	152,869
10.0%, 12/15/2018		80,000	50,400
11.25%, 6/1/2017		470,000	506,425
CCO Holdings LLC:
5.25%, 9/30/2022		535,000	529,650
6.5%, 4/30/2021		1,115,000	1,195,837
6.625%, 1/31/2022		175,000	189,437
7.0%, 1/15/2019		45,000	48,938
7.25%, 10/30/2017		425,000	465,375
7.375%, 6/1/2020		20,000	22,200
7.875%, 4/30/2018		40,000	43,400
8.125%, 4/30/2020		25,000	28,125
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		655,000	703,306
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		30,000	30,300
Clear Channel Communications, Inc., 9.0%, 3/1/2021		25,000	21,438
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625%, 3/15/2020		20,000	19,100
Series B, 7.625%, 3/15/2020		230,000	223,100
Series A, 9.25%, 12/15/2017		30,000	32,475
Series B, 9.25%, 12/15/2017		45,000	48,881
Crown Media Holdings, Inc., 10.5%, 7/15/2019		60,000	66,150
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		50,000	47,250
DineEquity, Inc., 9.5%, 10/30/2018		115,000	129,088
DISH DBS Corp.:
144A, 4.625%, 7/15/2017		400,000	404,000
6.75%, 6/1/2021		30,000	31,950
7.125%, 2/1/2016		90,000	99,000
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		70,000	44
Harron Communications LP, 144A, 9.125%, 4/1/2020		110,000	119,075
Hertz Corp.:
6.75%, 4/15/2019		30,000	31,500
144A, 6.75%, 4/15/2019		90,000	94,500
7.5%, 10/15/2018		320,000	345,200

Lear Corp.:
7.875%, 3/15/2018		36,000	39,465
8.125%, 3/15/2020		36,000	40,500
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		50,000	53,313
Limited Brands, Inc., 7.0%, 5/1/2020		65,000	73,206
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		105,000	117,075
Mediacom Broadband LLC:
144A, 6.375%, 4/1/2023		155,000	154,612
8.5%, 10/15/2015		68,000	69,445
Mediacom LLC:
7.25%, 2/15/2022		45,000	47,756
9.125%, 8/15/2019		140,000	155,750
MGM Resorts International:
7.5%, 6/1/2016		40,000	41,750
7.625%, 1/15/2017		100,000	103,375
144A, 8.625%, 2/1/2019		340,000	362,100
9.0%, 3/15/2020		160,000	178,600
10.0%, 11/1/2016		40,000	44,550
10.375%, 5/15/2014		75,000	85,125
11.125%, 11/15/2017		90,000	100,125
Michaels Stores, Inc., 13.0%, 11/1/2016		15,000	15,881
National CineMedia LLC:
144A, 6.0%, 4/15/2022		85,000	88,400
7.875%, 7/15/2021		100,000	108,250
Norcraft Companies LP, 10.5%, 12/15/2015		170,000	169,150
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	78,563
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		115,000	117,300
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	66,750
Regal Entertainment Group, 9.125%, 8/15/2018		65,000	72,475
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		80,000	88,000
144A, 7.804%, 10/1/2020		140,000	141,253
Sirius XM Radio, Inc.:
144A, 5.25%, 8/15/2022		40,000	40,000
144A, 8.75%, 4/1/2015		335,000	381,900
Sonic Automotive, Inc.:
144A, 7.0%, 7/15/2022		40,000	42,650
Series B, 9.0%, 3/15/2018		95,000	103,788
Toys "R" US-Delaware, Inc., 144A, 7.375%, 9/1/2016		70,000	70,525
UCI International, Inc., 8.625%, 2/15/2019		45,000	44,944
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019		150,000	164,437
144A, 8.125%, 12/1/2017		510,000	552,075
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	226,152
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		20,000	20,650
144A, 7.875%, 11/1/2020		50,000	53,625
144A, 8.5%, 5/15/2021		30,000	30,375
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	165,000	226,215
144A, 9.75%, 4/15/2018	EUR	180,000	242,252
Videotron Ltd., 9.125%, 4/15/2018		90,000	98,100
Visant Corp., 10.0%, 10/1/2017		80,000	79,200
Visteon Corp., 6.75%, 4/15/2019		160,000	162,600
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		65,000	68,900

			12,494,871
Consumer Staples 2.3%
Alliance One International, Inc., 10.0%, 7/15/2016		55,000	55,894
B&G Foods, Inc., 7.625%, 1/15/2018		90,000	97,594
Central Garden & Pet Co., 8.25%, 3/1/2018		35,000	36,575
Constellation Brands, Inc., 6.0%, 5/1/2022		40,000	44,950
Darling International, Inc., 8.5%, 12/15/2018		165,000	186,862
Del Monte Corp., 7.625%, 2/15/2019		155,000	154,806
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		35,000	36,575
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	84,375
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		65,000	62,075
NBTY, Inc., 9.0%, 10/1/2018		50,000	55,875
Pilgrim's Pride Corp., 7.875%, 12/15/2018		60,000	57,075
Smithfield Foods, Inc.:
6.625%, 8/15/2022		95,000	97,256
7.75%, 7/1/2017		150,000	167,438
SUPERVALU, Inc., 8.0%, 5/1/2016		65,000	58,175
Tops Holding Corp., 10.125%, 10/15/2015		120,000	126,675
TreeHouse Foods, Inc., 7.75%, 3/1/2018		100,000	109,000
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		80,000	81,800

			1,513,000
Energy 13.2%
Access Midstream Partners LP, 6.125%, 7/15/2022		135,000	140,062
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		135,000	121,500
Arch Coal, Inc.:
7.0%, 6/15/2019		45,000	40,725
7.25%, 10/1/2020		40,000	36,200
7.25%, 6/15/2021		75,000	67,688
Berry Petroleum Co., 6.75%, 11/1/2020		90,000	96,300
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		40,000	43,000
Chesapeake Energy Corp.:
6.875%, 11/15/2020		70,000	72,625
7.25%, 12/15/2018		535,000	560,412
9.5%, 2/15/2015		905,000	993,237
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		85,000	81,600
Cimarex Energy Co., 5.875%, 5/1/2022		85,000	90,950
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	115,000
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		45,000	48,825
8.5%, 12/15/2019		45,000	49,950
CONSOL Energy, Inc.:
6.375%, 3/1/2021		30,000	29,700
8.0%, 4/1/2017		100,000	107,750
Continental Resources, Inc.:
144A, 5.0%, 9/15/2022		65,000	67,763
7.125%, 4/1/2021		60,000	67,200
7.375%, 10/1/2020		65,000	72,963
8.25%, 10/1/2019		30,000	33,900
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		225,000	228,375
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		40,000	39,800
8.875%, 2/15/2018		115,000	122,762
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		155,000	162,750
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		105,000	102,375
El Paso LLC, 7.25%, 6/1/2018		105,000	121,246
EP Energy LLC:
144A, 6.875%, 5/1/2019		140,000	150,150
144A, 7.75%, 9/1/2022		35,000	35,088
144A, 9.375%, 5/1/2020		30,000	32,625
EV Energy Partners LP, 8.0%, 4/15/2019		340,000	351,050
Frontier Oil Corp.:
6.875%, 11/15/2018		70,000	74,375
8.5%, 9/15/2016		40,000	41,752
Genesis Energy LP, 7.875%, 12/15/2018		90,000	94,725
Global Geophysical Services, Inc., 10.5%, 5/1/2017		130,000	119,925
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		60,000	61,200
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		45,000	47,025
8.25%, 3/15/2018		110,000	119,075
HollyFrontier Corp., 9.875%, 6/15/2017		165,000	181,087
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		65,000	69,063
Linn Energy LLC:
144A, 6.25%, 11/1/2019		225,000	222,187
144A, 6.5%, 5/15/2019		50,000	49,750
MarkWest Energy Partners LP, 5.5%, 2/15/2023		95,000	97,138
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		155,000	161,587
144A, 6.5%, 3/15/2021		85,000	89,463
Newfield Exploration Co.:
5.75%, 1/30/2022		165,000	180,675
7.125%, 5/15/2018		265,000	280,237
Northern Oil & Gas, Inc., 144A, 8.0%, 6/1/2020		210,000	214,200
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		65,000	66,300
7.25%, 2/1/2019		265,000	279,575
Offshore Group Investment Ltd.:
11.5%, 8/1/2015		10,000	11,050
144A, 11.5%, 8/1/2015		20,000	22,100
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		55,000	56,238
144A, 6.25%, 11/15/2021		60,000	61,050
Plains Exploration & Production Co.:
6.125%, 6/15/2019		90,000	94,950
6.75%, 2/1/2022		205,000	221,400
7.625%, 6/1/2018		125,000	134,375
Quicksilver Resources, Inc., 11.75%, 1/1/2016		155,000	151,900
Regency Energy Partners LP, 6.875%, 12/1/2018		75,000	81,000
SandRidge Energy, Inc., 7.5%, 3/15/2021		45,000	45,563
SESI LLC:
6.375%, 5/1/2019		90,000	95,400
7.125%, 12/15/2021		275,000	305,937
Stone Energy Corp., 8.625%, 2/1/2017		110,000	115,500
Swift Energy Co., 7.875%, 3/1/2022		170,000	176,800
Venoco, Inc., 8.875%, 2/15/2019		110,000	98,450
WPX Energy, Inc.:
5.25%, 1/15/2017		180,000	189,450
6.0%, 1/15/2022		130,000	137,800

			8,731,873
Financials 19.9%
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017		270,000	275,400
Akbank TAS, 144A, 5.125%, 7/22/2015		130,000	134,387
Ally Financial, Inc.:
4.625%, 6/26/2015		365,000	374,586
5.5%, 2/15/2017		155,000	161,217
6.25%, 12/1/2017		195,000	210,699
8.0%, 3/15/2020		235,000	274,950
8.3%, 2/12/2015		295,000	327,450
AmeriGas Finance LLC:
6.75%, 5/20/2020		45,000	47,925
7.0%, 5/20/2022		45,000	48,038

Antero Resources Finance Corp.:
7.25%, 8/1/2019		110,000	117,425
9.375%, 12/1/2017		150,000	165,375
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		132,680	139,977
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		380,000	400,900
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		290,000	313,562
Case New Holland, Inc., 7.875%, 12/1/2017		225,000	264,375
CIT Group, Inc.:
4.25%, 8/15/2017		515,000	522,271
144A, 4.75%, 2/15/2015		640,000	665,600
5.0%, 5/15/2017		80,000	83,400
5.25%, 3/15/2018		220,000	229,350
144A, 7.0%, 5/2/2017		140,127	140,268
DPL, Inc., 144A, 6.5%, 10/15/2016		505,000	555,500
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		130,000	143,650
E*TRADE Financial Corp.:
6.75%, 6/1/2016		145,000	150,800
12.5%, 11/30/2017		240,000	273,900
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		150,000	156,000
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		200,000	215,257
6.625%, 8/15/2017		125,000	143,698
8.125%, 1/15/2020		365,000	451,927
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		90,000	96,187
144A, 5.875%, 1/31/2022		75,000	79,687
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		70,000	73,763
144A, 6.5%, 9/15/2018		45,000	50,456
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	97,856
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	109,187	82
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		40,000	40,400
8.875%, 2/1/2018		575,000	579,312
International Lease Finance Corp.:
5.75%, 5/15/2016		45,000	46,956
6.25%, 5/15/2019		105,000	109,725
8.625%, 9/15/2015		80,000	89,700
8.625%, 1/15/2022		125,000	147,187
8.75%, 3/15/2017		360,000	416,700
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		165,000	175,962
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		255,000	274,675
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		90,000	89,550
8.125%, 7/1/2019		80,000	83,800
8.625%, 7/15/2020		65,000	69,550
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		70,000	73,850
(REIT), 6.875%, 5/1/2021		110,000	119,625
National Money Mart Co., 10.375%, 12/15/2016		120,000	133,950
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		65,000	68,738
144A, 5.875%, 3/15/2022		110,000	116,875
NII Capital Corp., 7.625%, 4/1/2021		75,000	57,938
Nuveen Investments, Inc., 10.5%, 11/15/2015		190,000	193,325
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		185,000	196,100
9.25%, 4/1/2015		79,000	81,074
Reynolds Group Issuer, Inc.:
6.875%, 2/15/2021		205,000	221,912
7.125%, 4/15/2019		290,000	312,475
8.25%, 2/15/2021		100,000	98,250
8.5%, 5/15/2018		100,000	101,250
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		200,000	216,500
144A, 7.75%, 2/15/2017	EUR	100,000	135,845
144A, 8.75%, 2/15/2019	EUR	100,000	138,986
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/2017		100,000	110,250
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		95,000	95,950
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018		150,000	158,625
144A, 7.375%, 5/15/2020		120,000	127,200
144A, 7.625%, 4/15/2022		120,000	129,600
10.875%, 6/15/2016		100,000	111,875
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		201,000	224,617
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		440,000	479,600

			13,213,845
Health Care 8.0%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		200,000	208,000
Community Health Systems, Inc.:
5.125%, 8/15/2018		440,000	453,750
7.125%, 7/15/2020		155,000	162,363
HCA Holdings, Inc., 7.75%, 5/15/2021		215,000	233,812
HCA, Inc.:
5.875%, 3/15/2022		120,000	127,650
6.5%, 2/15/2020		675,000	741,656
7.5%, 2/15/2022		335,000	372,687
7.875%, 2/15/2020		1,120,000	1,250,200
8.5%, 4/15/2019		70,000	78,925
9.875%, 2/15/2017		88,000	95,040
Hologic, Inc., 144A, 6.25%, 8/1/2020		80,000	84,700
Mylan, Inc.:
144A, 7.625%, 7/15/2017		525,000	582,750
144A, 7.875%, 7/15/2020		50,000	56,500
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		65,000	70,200
STHI Holding Corp., 144A, 8.0%, 3/15/2018		65,000	69,225
Tenet Healthcare Corp., 6.25%, 11/1/2018		510,000	553,669
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		150,000	161,625

			5,302,752
Industrials 6.7%
Accuride Corp., 9.5%, 8/1/2018		90,000	91,125
Air Lease Corp., 144A, 5.625%, 4/1/2017		175,000	174,562
ARAMARK Corp., 8.5%, 2/1/2015		150,000	153,751
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		20,000	20,475
BE Aerospace, Inc., 6.875%, 10/1/2020		65,000	71,906
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	135,338
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		130,000	131,625
144A, 7.75%, 3/15/2020		465,000	523,125
Briggs & Stratton Corp., 6.875%, 12/15/2020		75,000	81,375
Casella Waste Systems, Inc., 7.75%, 2/15/2019		210,000	207,900
Cenveo Corp., 8.875%, 2/1/2018		230,000	209,300
CHC Helicopter SA, 9.25%, 10/15/2020		100,000	102,000
Ducommun, Inc., 9.75%, 7/15/2018		70,000	73,238
DynCorp International, Inc., 10.375%, 7/1/2017		170,000	143,650
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	42,000
FTI Consulting, Inc., 6.75%, 10/1/2020		295,000	314,912
Garda World Security Corp., 144A, 9.75%, 3/15/2017		65,000	68,575
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		105,000	112,350
7.125%, 3/15/2021		20,000	21,650
Interline Brands, Inc., 7.0%, 11/15/2018		105,000	111,694
Iron Mountain, Inc., 5.75%, 8/15/2024		135,000	136,350
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		235,000	262,025
Meritor, Inc.:
8.125%, 9/15/2015		55,000	56,994
10.625%, 3/15/2018		60,000	62,175
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		140,000	122,150
144A, 8.875%, 11/1/2017		45,000	45,394
Navios South American Logistics, Inc., 9.25%, 4/15/2019		55,000	50,875
Nortek, Inc., 8.5%, 4/15/2021		135,000	143,438
Ply Gem Industries, Inc., 13.125%, 7/15/2014		30,000	31,200
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		240,000	264,000
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		95,000	103,313
7.5%, 10/1/2017		55,000	59,675
Titan International, Inc., 7.875%, 10/1/2017		185,000	193,787
TransDigm, Inc., 7.75%, 12/15/2018		135,000	150,356

			4,472,283
Information Technology 5.0%
Aspect Software, Inc., 10.625%, 5/15/2017		120,000	124,800
Avaya, Inc., 144A, 7.0%, 4/1/2019		310,000	283,650
CDW LLC, 8.5%, 4/1/2019		165,000	180,675
CommScope, Inc., 144A, 8.25%, 1/15/2019		175,000	187,469
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	54,600
Equinix, Inc.:
7.0%, 7/15/2021		90,000	101,025
8.125%, 3/1/2018		295,000	327,450
Fidelity National Information Services, Inc.:
5.0%, 3/15/2022		45,000	46,800
7.625%, 7/15/2017		20,000	22,000
First Data Corp.:
144A, 6.75%, 11/1/2020		40,000	39,700
144A, 7.375%, 6/15/2019		95,000	98,088
144A, 8.875%, 8/15/2020		170,000	185,300
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		420,000	454,650
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		185,000	198,181
7.625%, 6/15/2021		90,000	99,450
Jabil Circuit, Inc.:
5.625%, 12/15/2020		105,000	113,138
7.75%, 7/15/2016		35,000	40,425
MasTec, Inc., 7.625%, 2/1/2017		100,000	104,000
Nuance Communications, Inc., 144A, 5.375%, 8/15/2020		70,000	71,575
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		50,000	50,250
Seagate HDD Cayman, 7.0%, 11/1/2021		25,000	26,750
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		110,000	116,050
SunGard Data Systems, Inc., 10.25%, 8/15/2015		370,000	378,787
ViaSat, Inc., 6.875%, 6/15/2020		20,000	20,525

			3,325,338
Materials 13.3%
Aleris International, Inc., 7.625%, 2/15/2018		40,000	41,700
APERAM, 144A, 7.375%, 4/1/2016		150,000	130,875
Appleton Papers, Inc., 11.25%, 12/15/2015		25,000	25,000
Ball Corp., 7.375%, 9/1/2019		45,000	50,288
Berry Plastics Corp.:
5.205% **, 2/15/2015		535,000	535,267
8.25%, 11/15/2015		200,000	210,500
9.5%, 5/15/2018		65,000	70,200
9.75%, 1/15/2021		80,000	88,600
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	70,000	86,285
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		46,952	47,656
Clearwater Paper Corp., 7.125%, 11/1/2018		140,000	152,950
Compass Minerals International, Inc., 8.0%, 6/1/2019		85,000	92,225
Crown Americas LLC:
6.25%, 2/1/2021		20,000	22,100
7.625%, 5/15/2017		415,000	446,125
CSN Resources SA, 144A, 6.5%, 7/21/2020		590,000	637,200
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		470,000	455,900
144A, 9.875%, 6/15/2015		95,000	76,475
Exopack Holding Corp., 10.0%, 6/1/2018		90,000	88,200
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		130,000	122,525
144A, 6.875%, 4/1/2022		95,000	87,400
144A, 7.0%, 11/1/2015		150,000	147,375
144A, 8.25%, 11/1/2019		110,000	109,450
GEO Specialty Chemicals, Inc., 10.0%, 3/31/2015		104,320	104,195
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		25,000	27,875
9.5%, 6/15/2017		210,000	231,525
Greif, Inc., 7.75%, 8/1/2019		230,000	263,350
Huntsman International LLC:
8.625%, 3/15/2020		120,000	136,800
8.625%, 3/15/2021		50,000	57,250
JMC Steel Group, 144A, 8.25%, 3/15/2018		65,000	66,463
Kaiser Aluminum Corp., 144A, 8.25%, 6/1/2020		100,000	106,000
KGHM International Ltd., 144A, 7.75%, 6/15/2019		250,000	257,500
Koppers, Inc., 7.875%, 12/1/2019		130,000	142,025
Kraton Polymers LLC, 6.75%, 3/1/2019		85,000	87,125
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		65,000	67,275
LyondellBasell Industries NV, 6.0%, 11/15/2021		40,000	45,600
Molycorp, Inc., 144A, 10.0%, 6/1/2020		80,000	76,000
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	100,000	83,015
Novelis, Inc.:
8.375%, 12/15/2017		325,000	359,125
8.75%, 12/15/2020		185,000	206,737
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	70,000	96,851
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		560,000	638,400
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	95,512
Polymer Group, Inc., 7.75%, 2/1/2019		110,000	117,975
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	102,750
Sealed Air Corp., 7.875%, 6/15/2017		640,000	689,600
United States Steel Corp., 7.375%, 4/1/2020		160,000	158,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	151,525
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	451,500
Vulcan Materials Co., 6.5%, 12/1/2016		235,000	252,625
Wolverine Tube, Inc., 6.0%, 6/28/2014		14,448	14,145

			8,811,039
Telecommunication Services 14.5%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		260,000	279,500
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		445,000	476,150
8.375%, 10/15/2020		365,000	386,900
8.75%, 3/15/2018		320,000	323,200
CPI International, Inc., 8.0%, 2/15/2018		50,000	47,000
Cricket Communications, Inc.:
7.75%, 5/15/2016		475,000	501,125
7.75%, 10/15/2020		640,000	620,800
10.0%, 7/15/2015		130,000	134,225
Crown Castle International Corp., 7.125%, 11/1/2019		90,000	97,875
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	108,000
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	199,000
144A, 8.25%, 9/1/2017		530,000	561,800
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	80,289	30
Frontier Communications Corp.:
7.125%, 1/15/2023		145,000	147,538
7.875%, 4/15/2015		13,000	14,463
8.25%, 4/15/2017		135,000	150,525
8.5%, 4/15/2020		180,000	200,700
8.75%, 4/15/2022		25,000	27,875
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		245,000	264,600
7.5%, 4/1/2021		320,000	347,200
8.5%, 11/1/2019		220,000	243,100
Intelsat Luxembourg SA:
11.25%, 2/4/2017		340,000	357,000
11.5%, 2/4/2017 (PIK)		793,750	833,437
iPCS, Inc., 2.57% **, 5/1/2013		30,000	29,775
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		10,000	10,200
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		85,000	87,975
7.875%, 9/1/2018		155,000	166,625
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		109,000	109,545
Qwest Communications International, Inc., 7.125%, 4/1/2018		920,000	978,420
SBA Telecommunications, Inc., 8.25%, 8/15/2019		26,000	28,860
Sprint Nextel Corp.:
6.0%, 12/1/2016		775,000	790,500
9.125%, 3/1/2017		65,000	72,800
Syniverse Holdings, Inc., 9.125%, 1/15/2019		25,000	27,000
Telesat Canada, 144A, 6.0%, 5/15/2017		105,000	109,200
West Corp.:
7.875%, 1/15/2019		30,000	29,700
8.625%, 10/1/2018		15,000	15,225
Windstream Corp.:
7.0%, 3/15/2019		90,000	91,125
7.5%, 4/1/2023		120,000	121,800
7.75%, 10/15/2020		65,000	68,250
7.875%, 11/1/2017		310,000	337,125
8.125%, 9/1/2018		145,000	154,425
Zayo Group LLC, 8.125%, 1/1/2020		40,000	42,500

			9,593,093
Utilities 4.2%
AES Corp.:
7.75%, 10/15/2015		410,000	463,300
8.0%, 10/15/2017		75,000	87,563
8.0%, 6/1/2020		105,000	122,325
Calpine Corp.:
144A, 7.5%, 2/15/2021		170,000	188,700
144A, 7.875%, 7/31/2020		120,000	135,000
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		655,000	777,812
Edison Mission Energy, 7.0%, 5/15/2017		185,000	97,125
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		220,000	125,400
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		30,000	33,675
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		255,000	265,837
144A, 7.25%, 4/1/2016		50,000	56,000
NRG Energy, Inc.:
7.375%, 1/15/2017		305,000	317,200
7.625%, 1/15/2018		75,000	80,250
8.25%, 9/1/2020		25,000	26,938

			2,777,125

Total Corporate Bonds (Cost $66,921,594)			70,235,219
Government & Agency Obligations 16.9%
Other Government Related (b) 0.4%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		200,000	231,000
Sovereign Bonds 16.5%
Dominican Republic, 144A, 7.5%, 5/6/2021		900,000	1,023,750
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	378,713
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	595	120
Republic of Croatia:
144A, 6.25%, 4/27/2017		285,000	300,892
144A, 6.375%, 3/24/2021		950,000	997,500
Republic of El Salvador, 144A, 7.65%, 6/15/2035		315,000	355,163
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	115,250
Republic of Lithuania:
144A, 5.125%, 9/14/2017		355,000	387,837
144A, 7.375%, 2/11/2020		375,000	456,562
Republic of Panama, 9.375%, 1/16/2023		665,000	964,250
Republic of Poland:
5.125%, 4/21/2021		1,050,000	1,218,000
6.375%, 7/15/2019		665,000	817,119
Republic of Serbia, 144A, 7.25%, 9/28/2021		470,000	472,350
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)		135,000	209,588
Republic of Venezuela, 9.25%, 9/15/2027		280,000	244,300
Russian Federation:
144A, 5.0%, 4/29/2020		2,145,000	2,445,300
REG S, 7.5%, 3/31/2030		434,499	542,037

			10,928,731

Total Government & Agency Obligations (Cost $9,710,142)			11,159,731
Loan Participations and Assignments 15.0%
Senior Loans ** 13.7%
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		13,337	6,202
Caesars Entertainment Operating Co., Term Loan B6, 5.486%, 1/26/2018		42,000	37,052
Charter Communications Operating LLC, Term Loan C, 3.49%, 9/6/2016		996,559	996,793
Clear Channel Communication, Inc., Term Loan B, 3.882%, 1/28/2016		99,771	77,760
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		1,195,050	1,196,275
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		130,000	130,812
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		383,504	379,669
First Data Corp., Term Loan, LIBOR plus 2.75%, 9/24/2014		320,000	316,526
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		670,000	669,162
Ineos U.S. Finance LLC, 6 Year Term Loan, 6.5%, 5/4/2018		408,975	410,637
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		1,055,000	1,056,757
Lord & Taylor Holdings LLC, Term Loan B, 6.75%, 1/11/2019		248,750	251,031
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		335,000	335,120
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		156,800	157,291
Pilot Travel Centers LLC:
Term Loan B, 4.25%, 3/30/2018		135,000	135,405
Term Loan B2, 4.25%, 8/7/2019		130,000	130,610
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		270,000	269,325
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		161,700	163,031
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		1,126,653	1,132,991
TowerCo Finance LLC, Term Loan B, 4.5%, 2/2/2017		123,438	123,643
Transdigm, Inc., Term Loan B2, 4.0%, 2/14/2017		548,622	552,851
Univision Communications, Inc., Term Loan, 4.815%, 3/31/2017		175,329	170,015
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		62,324	62,155
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		47,334	47,206
Term Loan B1, 4.25%, 3/15/2018		124,647	124,309
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		85,695	85,463

			9,018,091
Sovereign Loans 1.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		360,000	379,800
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	218,760
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	273,008

			871,568

Total Loan Participations and Assignments (Cost $9,764,741)			9,889,659
Convertible Bonds 0.3%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		65,000	104,325
Industrials 0.0%
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0% to 3/1/2026		25,000	21,969
Materials 0.1%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		105,307	102,853

Total Convertible Bonds (Cost $190,885)			229,147
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $115,798)		175,000	147,000

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (c) (Cost $4,000)	4	3,870

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Postmedia Network Canada Corp.*	1,373	1,915
Trump Entertainment Resorts, Inc.*	8	0
Vertis Holdings, Inc.*	71	0

		1,915
Industrials 0.0%
Congoleum Corp.*	2,000	0
Quad Graphics, Inc.	7	128

		128
Materials 0.0%
GEO Specialty Chemicals, Inc.*	1,741	653
Wolverine Tube, Inc.*	640	15,456

		16,109

Total Common Stocks (Cost $51,711)		18,152
Preferred Stock 0.1%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $72,600)	80	72,852
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	175	30
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	9,761	3,572
Hercules Trust II, Expiration Date 3/31/2029*	95	1,244

		4,816

Total Warrants (Cost $20,981)		4,846

	Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Fixed Rate - 3.583% - Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	100,000	3,391
Fixed Rate - 3.635% - Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	200,000	6,472
Fixed Rate - 3.72% - Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	200,000	6,107

Total Call Options Purchased (Cost $24,460)		15,970

	Shares	Value ($)
Cash Equivalents 1.3%
Central Cash Management Fund, 0.14% (d) (Cost $860,475)	860,475	860,475

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $87,737,387) †	139.8	92,636,921
Notes Payable	(38.5)	(25,500,000)
Other Assets and Liabilities, Net	(1.3)	(866,034)
Net Assets	100.0	66,270,887

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	13,337	USD	12,935	6,202
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	80,289	EUR	109,298	30
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	70,000	USD	70,788	44
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	109,187	EUR	32,169	82
					225,190	6,358

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2012.

†
The cost for federal income tax purposes was $87,966,798.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $4,670,123.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,584,821 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $914,698.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	4,000	3,870	0.01

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At August 31, 2012, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)
Call Options
Fixed - 4.22% - Floating - LIBOR	4/22/2016 4/22/2026	200,000	4/20/2016	7,130	(4,474)
Fixed - 4.135% - Floating - LIBOR	4/27/2016 4/27/2026	200,000	4/25/2016	7,400	(4,737)
Fixed - 4.083% - Floating - LIBOR	5/11/2016 5/11/2026	100,000	5/9/2016	3,400	(2,484)
Total Call Options				17,930	(11,695)

Put Options
Fixed - 1.9% - Floating - LIBOR	4/24/2013 4/24/2023	200,000	4/22/2013	2,740	(5,540)
Fixed - 2.09% - Floating - LIBOR	4/25/2013 4/25/2043	200,000	4/23/2013	3,760	(4,787)
Fixed - 2.07% - Floating - LIBOR	5/10/2013 5/10/2043	100,000	5/8/2013	1,600	(2,411)
Total Put Options				8,100	(12,738)

Total				26,030	(24,433)

(e)	Unrealized appreciation on written options on interest rate swap contracts at August 31, 2012 was $1,597.

At August 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	350,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	18,071	(1,742)	19,813
6/21/2010 9/20/2015	425,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	38,778	(9,714)	48,492
12/20/2011 3/20/2017	150,0003	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	13,364	5,754	7,610
Total unrealized appreciation					75,915

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America
3	Credit Suisse

As of August 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	71,281	EUR	58,400	9/6/2012	2,179	JPMorgan Chase Securities, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,028,600	USD	1,257,803	9/6/2012	(36,048)	JPMorgan Chase Securities, Inc.
EUR	12,400	USD	15,375	9/6/2012	(223)	Citigroup, Inc.
Total unrealized depreciation					(36,271)

Currency Abbreviations

ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$70,116,879	$118,340	$70,235,219
Government & Agency Obligations	—	11,159,731	—	11,159,731
Loan Participations and Assignments	—	9,889,659	—	9,889,659
Convertible Bonds	—	126,294	102,853	229,147
Preferred Security	—	147,000	—	147,000
Other Investments	—	—	3,870	3,870
Common Stocks(h)	2,043	—	16,109	18,152
Preferred Stock	—	72,852	—	72,852
Warrants(h)	—	—	4,846	4,846
Short-Term Investments	860,475	—	—	860,475
Derivatives(i)	—	94,064	—	94,064
Total	$862,518	$91,606,479	$246,018	$92,715,015

Liabilities
Derivatives(i)	$—	$(60,704)	$—	$(60,704)
Total	$—	$(60,704)	$—	$(60,704)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include value of options purchased, written options, at value, unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$75,915	$—	$—
Foreign Exchange Contracts	$—	$(34,092)	$—
Interest Rate Contracts	$—	$—	$(6,893)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012